INCOME TAXES - INCOME TAX RECONCILIATION (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory income tax expense			$ 41,896	$ 29,898	$ 45,961
Change resulting from:
Investment/production tax credits			(322)	(4,129)	(10,990)
Cost of removal of assets placed in service prior to 1981			(5,362)	(6,349)	(5,829)
AFUDC equity			(4,933)	(2,313)	(2,117)
State income taxes, net of federal benefit			11,965	6,262	7,322
NJ Unitary method change			(15,345)	0	0
Valuation allowance			13,604	0	0
Tax Act - utility excess deferred income taxes amortized			(3,573)	(3,573)	(1,786)
Tax Act - nonutility excess deferred income taxes			0	0	(59,627)
Tax Act - utility excess deferred income taxes refunded to customers			0	0	(14,323)
Other			(1,436)	(1,356)	(843)
Income tax expense (benefit)			$ 36,494	$ 18,440	$ (42,232)
Effective income tax rate			18.30%	14.00%	(23.90%)
Federal statutory rate	21.00%	35.00%	21.00%	21.00%	24.50%
Effective income tax rate without the impact of the Tax Act					12.40%